INVESTMENT PROPERTIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in investment property [Roll Forward]
Balance at beginning of the year	$ 4,333	$ 700
Acquisitions through business combinations	0	3,244
Additions, net of disposals	802	280
Non-cash additions, net of disposals	112	41
Fair value adjustments	135	87
Foreign currency translation	(319)	(19)
Balance at end of the year	$ 5,063	$ 4,333
Investment property completed | Transport | Direct Income Capitalization
Reconciliation of changes in investment property [Roll Forward]
Capitalization rate, inputs	7.00%
Investment property completed | Transport | Bottom of range
Reconciliation of changes in investment property [Roll Forward]
Investment Horizon	10 years
Investment property completed | Transport | Top of range
Reconciliation of changes in investment property [Roll Forward]
Investment Horizon	15 years
Investment property completed | Data | Bottom of range
Reconciliation of changes in investment property [Roll Forward]
Investment Horizon	10 years
Investment property completed | Data | Bottom of range | Direct Income Capitalization
Reconciliation of changes in investment property [Roll Forward]
Capitalization rate, inputs	7.00%
Investment property completed | Data | Top of range
Reconciliation of changes in investment property [Roll Forward]
Investment Horizon	40 years
Investment property completed | Data | Top of range | Direct Income Capitalization
Reconciliation of changes in investment property [Roll Forward]
Capitalization rate, inputs	10.00%